FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

================== Nuveen Dividend Advantage Municipal Fund 3 ==================

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:       MHD            Security ID:  09253N104
Meeting Date: JUL 28, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Kathleen F. Feldstein    For       For          Management
1.5   Elect Director James T. Flynn           For       For          Management
1.6   Elect Director Henry Gabbay             For       For          Management
1.7   Elect Director Jerrold B. Harris        For       For          Management
1.8   Elect Director R. Glenn Hubbard         For       For          Management
1.9   Elect Director Karen P. Robards         For       For          Management

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DREYFUS STRATEGIC MUNICIPALS, INC.

Ticker:       LEO            Security ID:  261932107
Meeting Date: JUN 08, 2012   Meeting Type: Annual
Record Date:  MAR 30, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Hans C. Mautner          For       For          Management
1.2   Elect Director Burton N. Wallack        For       For          Management

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PIMCO MUNICIPAL INCOME FUND II

Ticker:       PML            Security ID:  72200W106
Meeting Date: DEC 19, 2011   Meeting Type: Annual
Record Date:  NOV 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bradford K. Gallagher    For       For          Management
1.2   Elect Director John C. Maney            For       For          Management
1.3   Elect Director Deborah A. Zoullas       For       For          Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012